PROPERTY AND EQUIPMENT - Property and equipment (Details) (USD $)	Jun. 30, 2012
Notes to Financial Statements
Optical equipment 5 years	$ 39,386
Office equipment 3-10 years	8,231
Computers and peripherals	16,000
Furniture and fixtures 5 years	27,137
Total property and equipment	90,754
Less accumulated depreciation	(64,163)
Net property and equipment	$ 26,591